Income Taxes - Tax Expense Benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Taxes
Current Tax	¥ 177,872	$ 24,369	¥ 248,353	¥ 354,108
Deferred Tax	90,719	12,428	14,007	(87,000)
Total	¥ 268,591	$ 36,797	¥ 262,360	¥ 267,108